GEOGRAPHIC INFORMATION AND MAJOR CUSTOMER AND PRODUCT DATA (Details Textual) - segment	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Geographic Information and Major Customer and Product Data (Textual)
Number of reportable segments	1	1